Other general administrative expenses	12 Months Ended
Dec. 31, 2017
Other general administrative expenses
Other general administrative expenses

42.  Other general administrative expenses

a)   Breakdown

The breakdown of Other general administrative expenses is as follows:

	2015	2016	2017

Maintenance, conservation and repair	968	1,073	1,227
Technology and systems	2,334	2,555	2,790
Stationery and supplies	212	197	215
Advertising and communications	722	901	968
Rents	1,836	1,839	1,963
Administrative services	502	926	936
Taxes other than income tax	1,280	1,360	1,454
Surveillance and cash courier services	611	699	894
Insurance premiums	70	82	78
Travel costs	298	215	293
Other administrative expenses	1,322	1,336	1,871
	10,155	11,183	12,689

b)   Other information

The fees for audit and tax services to the audit of the consolidated financial statements by the respective auditors (PwC in 2016 and 2017 and Galaz, Yamazaki, Ruiz Urquiza, S.C. Member of Deloitte Touche Tohmatsu Limited in 2015) are as follows:

	2015	2016	2017

Audit fees and audit-related fees (*)	40	58	72
Tax fees	2	—	1
	42	58	73

(*)The audit-related fees amounted to 8 million pesos in 2016 and 14 million pesos in 2017.